Debt (Narrative) (Details)	Oct. 06, 2017 USD ($) debt_instrument	Sep. 30, 2017 USD ($)		Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Short-term debt		$ 42,000,000	[1]		$ 15,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate, stated percentage		2.45%			1.98%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term line of credit		$ 87,000,000			$ 210,000,000
Line of credit facility, maximum borrowing capacity		$ 750,000,000			$ 750,000,000
Tax-exempt bonds
Debt Instrument [Line Items]
Weighted average interest rate		1.14%
Subsequent Event | Tax-exempt bonds
Debt Instrument [Line Items]
Number of tranches (in debt instruments) | debt_instrument	4
Debt instrument, face amount per tranche	$ 25,000,000
Merey Sweeny [Member] | Merey Sweeny [Member]
Debt Instrument [Line Items]
Short-term debt				$ 136,000,000

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.